K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

August 30, 2018
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Tax Exempt Funds
Registration Statement on Form N-14

Dear Sir or Madam:
Transmitted herewith for filing on behalf of First Investors Tax Exempt Funds (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is a registration statement for the Trust on Form N-14 (the “Registration Statement”).  The Registration Statement includes, among other things, a Combined Proxy Statement and Prospectus, Statement of Additional Information and forms of proxy cards relating to the special joint meeting of shareholders (the “Special Meeting”) of the First Investors Connecticut Tax Exempt Fund, First Investors Massachusetts Tax Exempt Fund, First Investors Michigan Tax Exempt Fund, First Investors Minnesota Tax Exempt Fund, First Investors North Carolina Tax Exempt Fund, First Investors Ohio Tax Exempt Fund, First Investors Pennsylvania Tax Exempt Fund, and First Investors Virginia Tax Exempt Fund (each, a “Target Fund”), each a series of the Trust.  The Special Meeting is being held to request shareholder approval of the reorganization of each Target Fund into the First Investors Tax Exempt Opportunities Fund, also a series of the Trust.
Pursuant to Rule 488 under the 1933 Act, it is proposed that the Registration Statement become effective on the 30th day after the date of this filing.
This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Trust.
If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.
Very truly yours,
/s/ Kathy Kresch Ingber
Kathy Kresch Ingber

cc:            Mary Najem
                                                    Foresters Investment Management Company, Inc.